FI - Gains/losses on financial instruments (Details 10) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 15	SFr 4
Net gains/(losses) of which related to credit risk - on assets	6	(3)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,495	1,107
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	223	200
Net gains/(losses) of which related to credit risk - on assets	1	(1)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	558	288
Net gains/(losses) of which related to credit risk - on assets	74	(238)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	460	372
Net gains/(losses) of which related to credit risk - on assets	111	88
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(36)	(2)
Net gains/(losses) of which related to credit risk - on liabilities	0	(12)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(389)	(394)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(559)	1,968
Net gains/(losses) of which related to credit risk - on liabilities	1	(2)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(6,599)	1,915
Net gains/(losses) of which related to credit risk - on liabilities	3	37
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	76	100
Net gains/(losses) of which related to credit risk - on liabilities	39	15
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	15	4
Net gains/(losses) of which related to credit risk - on assets	6	(3)
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,495	1,107
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	223	200
Net gains/(losses) of which related to credit risk - on assets	1	(1)
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	558	288
Net gains/(losses) of which related to credit risk - on assets	74	(238)
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	460	372
Net gains/(losses) of which related to credit risk - on assets	111	88
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(36)	(2)
Net gains/(losses) of which related to credit risk - on liabilities	0	(12)
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(389)	(394)
Bank | Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(559)	1,968
Net gains/(losses) of which related to credit risk - on liabilities	1	(2)
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(6,230)	1,799
Net gains/(losses) of which related to credit risk - on liabilities	3	37
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	76	99
Net gains/(losses) of which related to credit risk - on liabilities	SFr 39	SFr 15